USAA Tax Exempt Long-Term Fund

USAA Tax Exempt Intermediate-Term Fund

USAA Tax Exempt Short-Term Fund

USAA Tax Exempt Money Market Fund

Supplement dated January 23, 2023,

to the Prospectus dated August 1, 2022 ("Prospectus")

After 30 years in the investment industry, effective June 1, 2023, Regina G. Conklin plans to retire as a portfolio manager with USAA Investments, a Victory Capital Management Inc. Investment Franchise. At that time, Andrew Hattman will be named Head of Municipal Bond Portfolio Management and continue managing the tax-exempt mutual funds along with Lauren Spalten. The following changes will be effective June 1, 2023.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" on page 7 of the Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Senior Portfolio Manager, Head of
Andrew Hattman, CFA, CAIA	Municipal Bond Portfolio Management	Since 2019
Lauren Spalten	Portfolio Manager	Since 2021

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" on page 17 of the Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Senior Portfolio Manager, Head of
Andrew Hattman, CFA, CAIA	Municipal Bond Portfolio Management	Since 2019
Lauren Spalten	Portfolio Manager	Since 2021

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" on page 26 of the Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Senior Portfolio Manager, Head of
Andrew Hattman, CFA, CAIA	Municipal Bond Portfolio Management	Since 2019
Lauren Spalten	Portfolio Manager	Since 2021

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" on page 33 of the Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Senior Portfolio Manager, Head of
Andrew Hattman, CFA, CAIA	Municipal Bond Portfolio Management	Since 2019
Cody Perkins, CFA	Senior Portfolio Manager	Since 2018
Lauren Spalten	Portfolio Manager	Since 2021

The disclosure referencing Regina G. Conklin under "Portfolio Management" on pages 49-50 is deleted and the disclosure referencing Andrew Hattman is replaced with the following:

Andrew Hattman, CFA, CAIA, Victory Capital Senior Portfolio Manager and Head of Municipal Bond Portfolio Management–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Funds since 2019. Mr. Hattman has 11 years of investment management experience, eight years of which were with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA California Bond Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated August 1, 2022

After 30 years in the investment industry, effective June 1, 2023, Regina G. Conklin plans to retire as a portfolio manager with USAA Investments, a Victory Capital Management Inc. Investment Franchise. At that time, Andrew Hattman will be named Head of Municipal Bond Portfolio Management and continue managing the tax-exempt mutual funds along with Lauren Spalten. The following changes will be effective June 1, 2023.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and the Prospectus.

Portfolio Managers

	Title	Tenure with the Fund
Senior Portfolio Manager, Head of
Andrew Hattman, CFA, CAIA	Municipal Bond Portfolio Management	Since 2019
Lauren Spalten	Portfolio Manager	Since 2021

The disclosure referencing Regina G. Conklin under "Portfolio Management" on page 23 of the Prospectus is deleted and the disclosure referencing Andrew Hattman is replaced with the following:

Andrew Hattman, CFA, CAIA, Victory Capital Senior Portfolio Manager and Head of Municipal Bond Portfolio Management–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Hattman has 11 years of investment management experience, eight years of which were with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA New York Bond Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated August 1, 2022

After 30 years in the investment industry, effective June 1, 2023, Regina G. Conklin plans to retire as a portfolio manager with USAA Investments, a Victory Capital Management Inc. Investment Franchise. At that time, Andrew Hattman will be named Head of Municipal Bond Portfolio Management and continue managing the tax-exempt mutual funds along with Lauren Spalten. The following changes will be effective June 1, 2023.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and the Prospectus.

Portfolio Managers

	Title	Tenure with the Fund
Senior Portfolio Manager, Head of
Andrew Hattman, CFA, CAIA	Municipal Bond Portfolio Management	Since 2019
Lauren Spalten	Portfolio Manager	Since 2021

The disclosure referencing Regina G. Conklin under "Portfolio Management" on page 23 of the Prospectus is deleted and the disclosure referencing Andrew Hattman is replaced with the following:

Andrew Hattman, CFA, CAIA, Victory Capital Senior Portfolio Manager and Head of Municipal Bond Portfolio Management–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Hattman has 11 years of investment management experience, eight years of which were with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Virginia Bond Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated August 1, 2022

After 30 years in the investment industry, effective June 1, 2023, Regina G. Conklin plans to retire as a portfolio manager with USAA Investments, a Victory Capital Management Inc. Investment Franchise. At that time, Andrew Hattman will be named Head of Municipal Bond Portfolio Management and continue managing the tax-exempt mutual funds along with Lauren Spalten. The following changes will be effective June 1, 2023.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Senior Portfolio Manager, Head of
Andrew Hattman, CFA, CAIA	Municipal Bond Portfolio Management	Since 2019
Lauren Spalten	Portfolio Manager	Since 2021

The disclosure referencing Regina G. Conklin under "Portfolio Management" on page 23 of the Prospectus is deleted and the disclosure referencing Andrew Hattman is replaced with the following:

Andrew Hattman, CFA, CAIA, Victory Capital Senior Portfolio Manager and Head of Municipal Bond Portfolio Management–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Hattman has 11 years of investment management experience, eight years of which were with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Growth and Tax Strategy Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated October 1, 2022

After 30 years in the investment industry, effective June 1, 2023, Regina G. Conklin plans to retire as a portfolio manager with USAA Investments, a Victory Capital Management Inc. Investment Franchise. At that time, Andrew Hattman will be named Head of Municipal Bond Portfolio Management and continue managing the tax-exempt mutual funds along with Lauren Spalten. The following changes will be effective June 1, 2023.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Andrew Hattman, CFA, CAIA	Senior Portfolio Manager, Head of
	Municipal Bond Portfolio Management	Since 2019
Lauren Spalten	Portfolio Manager	Since 2021

The disclosure referencing Regina G. Conklin under "Portfolio Management" on page 27 of the Prospectus is deleted and the disclosure referencing Andrew Hattman is replaced with the following:

Andrew Hattman, CFA, CAIA, Victory Capital Senior Portfolio Manager and Head of Municipal bond Portfolio Management–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Hattman has 11 years of investment management experience, eight years of which were with AMCO, which was acquired by the Adviser's parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Money Market Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated December 1, 2022

Effective January 23, 2023, Andrew Hattman will no longer co-manage the USAA Money Market Fund (the "Fund"). Douglas J. Rollwitz will be listed as a portfolio manager to the Fund.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Cody Perkins, CFA	Senior Portfolio Manager	Since 2018
Douglas J. Rollwitz, CFA, CPA	Portfolio Manager	Since June 2023

The disclosure referencing Andrew Hattman under "Portfolio Management" on page 13 of the Prospectus is deleted and replaced with the following:

Douglas J. Rollwitz, CFA, CPA, Victory Capital Portfolio Manager-USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since June 2023. Mr. Rollwitz has 23 years of investment management experience, including 19 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at San Antonio; M.B.A., University of Texas at Arlington. He holds the CFA designation and is a member of the CFA Institute and the San Antonio Financial Analysts Society.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Treasury Money Market Trust

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated October 1, 2022

Effective January 23, 2023, Andrew Hattman will no longer manage the USAA Treasury Money Market Trust (the "Fund"). Douglas J. Rollwitz will be listed as a co-portfolio manager to the Fund.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers

	Title	Tenure with the Fund
Cody Perkins, CFA	Senior Portfolio Manager	Since 2018
Douglas J. Rollwitz, CFA, CPA	Portfolio Manager	Since June 2023

The disclosure referencing Andrew Hattman under "Portfolio Management" on page 12 of the Prospectus is deleted and replaced with the following:

Douglas J. Rollwitz, CFA, CPA, Victory Capital Portfolio Manager-USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since June 2023. Mr. Rollwitz has 23 years of investment management experience, including 19 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: B.B.A., University of Texas at San Antonio; M.B.A., University of Texas at Arlington. He holds the CFA designation and is a member of the CFA Institute and the San Antonio Financial Analysts Society.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Income Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated December 1, 2022

Effective January 23, 2023, James F. Jackson, Jr., Senior Portfolio Manager and Head of Fixed Income Portfolio Management was named as co-Chief Investment Officer of USAA Investments, a Victory Capital Management Inc. Investment Franchise.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Brian W. Smith, CFA, CPA	Senior Portfolio Manager	Since 2013
Senior Portfolio Manager and co-Chief
John Spear, CFA	Investment Officer	Since 2016
Kurt Daum, J.D.	Senior Portfolio Manager	Since 2016
Senior Portfolio Manager, Head of
Fixed Income Portfolio Management,
James F. Jackson, Jr., CFA	and co-Chief Investment Officer	Since 2019
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	Since 2019

The disclosure referencing James F. Jackson, Jr. under "Portfolio Management" on page 28 of the Prospectus is replaced with the following:

James F. Jackson, Jr., CFA, Victory Capital Senior Portfolio Manager, Head of Fixed Income Portfolio Management, and co-Chief Investment Officer–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Jackson has 22 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan; B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Short-Term Bond Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated December 1, 2022

Effective January 23, 2023, James F. Jackson, Jr., Senior Portfolio Manager and Head of Fixed Income Portfolio Management was named as co-Chief Investment Officer of USAA Investments, a Victory Capital Management Inc. Investment Franchise.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Brian W. Smith, CFA, CPA	Senior Portfolio Manager	Since 2013
Senior Portfolio Manager and co-Chief
John Spear, CFA	Investment Officer	Since 2016
Kurt Daum, J.D.	Senior Portfolio Manager	Since 2016
Senior Portfolio Manager, Head of
Fixed Income Portfolio Management,
James F. Jackson, Jr., CFA	and co-Chief Investment Officer	Since 2019
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	Since 2019
Douglas J. Rollwitz, CFA, CPA	Portfolio Manager	Since 2019

The disclosure referencing James F. Jackson, Jr. under "Portfolio Management" on page 28 of the Prospectus is replaced with the following:

James F. Jackson, Jr., CFA, Victory Capital Senior Portfolio Manager, Head of Fixed Income Portfolio Management, and co-Chief Investment Officer–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Jackson has 22 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan; B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Intermediate-Term Bond Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated December 1, 2022

Effective January 23, 2023, James F. Jackson, Jr., Senior Portfolio Manager and Head of Fixed Income Portfolio Management was named as co-Chief Investment Officer of USAA Investments, a Victory Capital Management Inc. Investment Franchise.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers

	Title	Tenure with the Fund
Brian W. Smith, CFA, CPA	Senior Portfolio Manager	Since 2013
Senior Portfolio Manager and co-Chief
John Spear, CFA	Investment Officer	Since 2016
Kurt Daum, J.D.	Senior Portfolio Manager	Since 2016
Senior Portfolio Manager, Head of
Fixed Income Portfolio Management,
James F. Jackson, Jr., CFA	and co-Chief Investment Officer	Since 2019
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	Since 2019

The disclosure referencing James F. Jackson, Jr. under "Portfolio Management" on page 28 of the Prospectus is replaced with the following:

James F. Jackson, Jr., CFA, Victory Capital Senior Portfolio Manager, Head of Fixed Income Portfolio Management, and co-Chief Investment Officer–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Jackson has 22 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan; B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA High Income Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated December 1, 2022

Effective January 23, 2023, James F. Jackson, Jr., Senior Portfolio Manager and Head of Fixed Income Portfolio Management was named as co-Chief Investment Officer of USAA Investments, a Victory Capital Management Inc. Investment Franchise.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Kurt Daum, J.D.	Senior Portfolio Manager	Since 2016
Senior Portfolio Manager and co-Chief
John Spear, CFA	Investment Officer	Since 2016
Senior Portfolio Manager, Head of
Fixed Income Portfolio Management,
James F. Jackson, Jr., CFA	and co-Chief Investment Officer	Since 2019
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	Since 2019

The disclosure referencing James F. Jackson, Jr. under "Portfolio Management" on page 34 of the Prospectus is replaced with the following:

James F. Jackson, Jr., CFA, Victory Capital Senior Portfolio Manager, Head of Fixed Income Portfolio Management, and co-Chief Investment Officer–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Jackson has 22 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan; B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Ultra Short-Term Bond Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated May 1, 2022

Effective January 23, 2023, James F. Jackson, Jr., Senior Portfolio Manager and Head of Fixed Income Portfolio Management was named as co-Chief Investment Officer of USAA Investments, a Victory Capital Management Inc. Investment Franchise.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Douglas J. Rollwitz, CFA, CPA	Portfolio Manager	Since 2018
Brian W. Smith, CFA, CPA	Senior Portfolio Manager	Since 2018
Senior Portfolio Manager, Head of
Fixed Income Portfolio Management,
James F. Jackson, Jr., CFA	and co-Chief Investment Officer	Since 2019
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	Since 2019

The disclosure referencing James F. Jackson, Jr. under "Portfolio Management" on page 23 of the Prospectus is replaced with the following:

James F. Jackson, Jr., CFA, Victory Capital Senior Portfolio Manager, Head of Fixed Income Portfolio Management, and co-Chief Investment Officer–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Jackson has 22 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan; B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Cornerstone Moderately Conservative Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated October 1, 2022

Effective January 23, 2023, James F. Jackson, Jr., Senior Portfolio Manager and Head of Fixed Income Portfolio Management was named as co-Chief Investment Officer of USAA Investments, a Victory Capital Management Inc. Investment Franchise.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since 2019
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and
	Solutions	Since 2016
Associate Portfolio Manager,
Lela Dunlap, CFA	VictoryShares and Solutions	Since 2021
Senior Portfolio Manager, Head of
Fixed Income Portfolio Management,
James F. Jackson, Jr., CFA	and co-Chief Investment Officer	Since 2019
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	Since 2019

The disclosure referencing James F. Jackson, Jr. under "Portfolio Management" on page 83 of the Prospectus is replaced with the following:

James F. Jackson, Jr., CFA, Victory Capital Senior Portfolio Manager, Head of Fixed Income Portfolio Management, and co-Chief Investment Officer–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Jackson has 22 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan; B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Cornerstone Aggressive Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated October 1, 2022

Effective January 23, 2023, James F. Jackson, Jr., Senior Portfolio Manager and Head of Fixed Income Portfolio Management was named as co-Chief Investment Officer of USAA Investments, a Victory Capital Management Inc. Investment Franchise.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since 2019
Portfolio Manager, VictoryShares and
Lance Humphrey, CFA	Solutions	Since 2016
Associate Portfolio Manager,
Lela Dunlap, CFA	VictoryShares and Solutions	Since 2021
Senior Portfolio Manager, Head of
Fixed Income Portfolio Management,
James F. Jackson, Jr., CFA	and co-Chief Investment Officer	Since 2019
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	Since 2019

The disclosure referencing James F. Jackson, Jr. under "Portfolio Management" on page 83 of the Prospectus is replaced with the following:

James F. Jackson, Jr., CFA, Victory Capital Senior Portfolio Manager, Head of Fixed Income Portfolio Management, and co-Chief Investment Officer–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Jackson has 22 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan; B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Cornerstone Moderate Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated October 1, 2022

Effective January 23, 2023, James F. Jackson, Jr., Senior Portfolio Manager and Head of Fixed Income Portfolio Management was named as co-Chief Investment Officer of USAA Investments, a Victory Capital Management Inc. Investment Franchise.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since 2019
Lance Humphrey, CFA	Portfolio Manager, VictoryShares and
	Solutions	Since 2016
Associate Portfolio Manager,
Lela Dunlap, CFA	VictoryShares and Solutions	Since 2021
Senior Portfolio Manager, Head of
Fixed Income Portfolio Management,
James F. Jackson, Jr., CFA	and co-Chief Investment Officer	Since 2019
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	Since 2019

The disclosure referencing James F. Jackson, Jr. under "Portfolio Management" on page 83 of the Prospectus is replaced with the following:

James F. Jackson, Jr., CFA, Victory Capital Senior Portfolio Manager, Head of Fixed Income Portfolio Management, and co-Chief Investment Officer–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Jackson has 22 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan; B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Cornerstone Moderately Aggressive Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated October 1, 2022

Effective January 23, 2023, James F. Jackson, Jr., Senior Portfolio Manager and Head of Fixed Income Portfolio Management was named as co-Chief Investment Officer of USAA Investments, a Victory Capital Management Inc. Investment Franchise.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Mannik S. Dhillon, CFA, CAIA	President, VictoryShares and Solutions	Since 2019
Portfolio Manager, VictoryShares and
Lance Humphrey, CFA	Solutions	Since 2016
Associate Portfolio Manager,
Lela Dunlap, CFA	VictoryShares and Solutions	Since 2021
Senior Portfolio Manager, Head of
Fixed Income Portfolio Management,
James F. Jackson, Jr., CFA	and co-Chief Investment Officer	Since 2019
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	Since 2019

The disclosure referencing James F. Jackson, Jr. under "Portfolio Management" on page 83 of the Prospectus is replaced with the following:

James F. Jackson, Jr., CFA, Victory Capital Senior Portfolio Manager, Head of Fixed Income Portfolio Management, and co-Chief Investment Officer–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Jackson has 22 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan; B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Government Securities Fund

Supplement dated January 23, 2023,

to the Summary Prospectus and Prospectus each dated October 1, 2022, as Supplemented

Effective January 23, 2023, James F. Jackson, Jr., Senior Portfolio Manager and Head of Fixed Income Portfolio Management was named as co-Chief Investment Officer of USAA Investments, a Victory Capital Management Inc. Investment Franchise.

The following disclosure replaces the section titled "Management of the Fund – Portfolio Managers" of the Summary Prospectus and Prospectus.

Portfolio Managers
	Title	Tenure with the Fund
Senior Portfolio Manager, Head of
Fixed Income Portfolio Management,
James F. Jackson, Jr., CFA	and co-Chief Investment Officer	Since 2019
R. Neal Graves, CFA, CPA	Senior Portfolio Manager	Since 2013

The disclosure referencing James F. Jackson, Jr. under "Portfolio Management" on page 20 of the Prospectus is replaced with the following:

James F. Jackson, Jr., CFA, Victory Capital Senior Portfolio Manager, Head of Fixed Income Portfolio Management, and co-Chief Investment Officer–USAA Investments, a Victory Capital Investment Franchise, has co-managed the Fund since 2019. Mr. Jackson has 22 years of investment management experience including 10 years with AMCO, which was acquired by the Adviser's parent company in 2019. Education: M.B.A. with High Distinction, Ross School of Business, University of Michigan; B.S., United States Naval Academy. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Tax Exempt Long-Term Fund

USAA Tax Exempt Intermediate-Term Fund

USAA Tax Exempt Short-Term Fund

USAA Tax Exempt Money Market Fund

Supplement dated January 23, 2023,

to the Statement of Additional Information ("SAI")

dated August 1, 2022, as Supplemented

After 30 years in the investment industry, effective June 1, 2023, Regina G. Conklin plans to retire as a portfolio manager with USAA Investments, a Victory Capital Management Inc. Investment Franchise.

All references to Regina G. Conklin hereby are removed from the SAI effective June 1, 2023.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA California Bond Fund

Supplement dated January 23, 2023,

to the Statement of Additional Information ("SAI")

dated August 1, 2022

After 30 years in the investment industry, effective June 1, 2023, Regina G. Conklin plans to retire as a portfolio manager with USAA Investments, a Victory Capital Management Inc. Investment Franchise.

All references to Regina G. Conklin hereby are removed from the SAI effective June 1, 2023.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA New York Bond Fund

Supplement dated January 23, 2023,

to the Statement of Additional Information ("SAI")

dated August 1, 2022

After 30 years in the investment industry, effective June 1, 2023, Regina G. Conklin plans to retire as a portfolio manager with USAA Investments, a Victory Capital Management Inc. Investment Franchise.

All references to Regina G. Conklin hereby are removed from the SAI effective June 1, 2023.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Virginia Bond Fund

Supplement dated January 24, 2023,

to the Statement of Additional Information ("SAI")

dated August 1, 2022

After 30 years in the investment industry, effective June 1, 2023, Regina G. Conklin plans to retire as a portfolio manager with USAA Investments, a Victory Capital Management Inc. Investment Franchise.

All references to Regina G. Conklin hereby are removed from the SAI effective June 1, 2023.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Growth and Tax Strategy Fund

Supplement dated January 23, 2023,

to the Statement of Additional Information ("SAI")

dated October 1, 2022

After 30 years in the investment industry, effective June 1, 2023, Regina G. Conklin plans to retire as a portfolio manager with USAA Investments, a Victory Capital Management Inc. Investment Franchise.

All references to Regina G. Conklin hereby are removed from the SAI effective June 1, 2023.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.